Key Management Personnel Disclosures	12 Months Ended
Dec. 31, 2025
Key Management Personnel Disclosures [Abstract]
KEY MANAGEMENT PERSONNEL DISCLOSURES

NOTE 24. KEY MANAGEMENT PERSONNEL DISCLOSURES

(a) Remuneration

The total remuneration paid or payable to the directors and senior management of the Group during the year are as follows:

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Short-term employee benefits	286,887	281,731	423,187

(b) Loans to Key Management Personnel and their related parties

There were no loans outstanding at the reporting date to Key Management Personnel and their related parties.

Other transactions with Key Management Personnel

Several key management persons, or their related parties, held positions in other entities that resulted in them having control or significant influences over the financials or operating policies of these entities. Transactions between related parties are in normal commercial terms and conditions unless otherwise stated in Notes 22.

(c) Share Options - number of share options held by management

There were no share options outstanding held by the management.